Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class B, Preference shares
Reconciliation of number of shares outstanding
(Acquisition) / disposal of treasury stock		1,316,825
Class A, Ordinary shares
Reconciliation of number of shares outstanding
(Acquisition) / disposal of treasury stock	166,208
Treasury stock | Class B, Preference shares
Reconciliation of number of shares outstanding
Treasury shares, beginning of period	3,201,374	4,518,199
Disposal of shares		(1,316,825)
Treasury shares, end of period	3,201,374	3,201,374
Treasury stock | Class A, Ordinary shares
Reconciliation of number of shares outstanding
Treasury shares, beginning of period	3,944,430
Disposal of shares	(166,208)
Treasury shares, end of period	3,778,222	3,944,430